Quarterly Report
September 30, 2020
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.2%
Aerospace – 2.5%
CACI International, Inc., “A” (a)	1,374	$292,882
Curtiss-Wright Corp.	3,635	339,000
Honeywell International, Inc.	12,609	2,075,567
L3Harris Technologies, Inc.	5,246	890,981
Northrop Grumman Corp.	2,978	939,529
PAE, Inc. (a)	85,308	725,118
		$5,263,077
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,386	$641,681
Apparel Manufacturers – 0.1%
Skechers USA, Inc., “A” (a)	7,472	$225,804
Automotive – 0.7%
Aptiv PLC	9,961	$913,224
LKQ Corp. (a)	24,123	668,931
		$1,582,155
Biotechnology – 0.5%
Adaptive Biotechnologies Corp. (a)	7,392	$359,473
Illumina, Inc. (a)	2,345	724,793
		$1,084,266
Broadcasting – 0.7%
Netflix, Inc. (a)	2,941	$1,470,588
Brokerage & Asset Managers – 1.4%
Cboe Global Markets, Inc.	4,926	$432,207
Charles Schwab Corp.	54,638	1,979,535
NASDAQ, Inc.	4,657	571,461
		$2,983,203
Business Services – 3.7%
Accenture PLC, “A”	3,103	$701,247
Amdocs Ltd.	7,419	425,925
Clarivate PLC (a)	59,431	1,841,767
Fidelity National Information Services, Inc.	8,232	1,211,833
Fiserv, Inc. (a)	8,492	875,101
Global Payments, Inc.	5,409	960,530
Proofpoint, Inc. (a)	3,422	361,192
Verisk Analytics, Inc., “A”	7,853	1,455,239
		$7,832,834
Cable TV – 1.2%
Cable One, Inc.	147	$277,158
Liberty Broadband Corp. (a)	16,575	2,368,071
		$2,645,229
Chemicals – 0.5%
Element Solutions, Inc. (a)	54,014	$567,687
FMC Corp.	4,098	434,019
		$1,001,706

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 11.1%
Adobe Systems, Inc. (a)	7,815	$3,832,711
Atlassian Corp. PLC, “A” (a)	7,358	1,337,611
Cadence Design Systems, Inc. (a)	10,056	1,072,271
Everbridge, Inc. (a)	6,536	821,771
Microsoft Corp.	55,910	11,759,550
Ping Identity Holding Corp. (a)	7,445	232,358
salesforce.com, inc. (a)	17,278	4,342,307
Snowflake, Inc., “A” (a)	249	62,499
Unity Software, Inc. (a)	741	64,675
		$23,525,753
Computer Software - Systems – 8.7%
Apple, Inc. (s)	122,196	$14,151,519
EPAM Systems, Inc. (a)	2,779	898,395
KBR, Inc.	12,715	284,307
ServiceNow, Inc. (a)	3,986	1,933,210
Square, Inc., “A” (a)	4,615	750,168
Zebra Technologies Corp., “A” (a)	2,115	533,953
		$18,551,552
Construction – 1.7%
AvalonBay Communities, Inc., REIT	4,755	$710,112
AZEK Co. LLC (a)	5,479	190,724
D.R. Horton, Inc.	5,387	407,419
Masco Corp.	10,349	570,540
Otis Worldwide Corp.	8,878	554,165
Sherwin-Williams Co.	1,087	757,356
Vulcan Materials Co.	3,768	510,715
		$3,701,031
Consumer Products – 1.6%
Colgate-Palmolive Co.	14,338	$1,106,177
Energizer Holdings, Inc.	2,713	106,187
Kimberly-Clark Corp.	6,762	998,477
Procter & Gamble Co.	8,632	1,199,761
		$3,410,602
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	2,824	$429,361
Grand Canyon Education, Inc. (a)	5,658	452,301
		$881,662
Containers – 0.2%
Ball Corp.	3,922	$325,997
Electrical Equipment – 1.6%
AMETEK, Inc.	11,420	$1,135,148
HD Supply Holdings, Inc. (a)	11,503	474,384
Johnson Controls International PLC	11,628	475,004
Sensata Technologies Holding PLC (a)	20,693	892,696
TE Connectivity Ltd.	4,891	478,046
		$3,455,278
Electronics – 3.3%
Applied Materials, Inc.	15,418	$916,600
Intel Corp.	43,629	2,259,109
Monolithic Power Systems, Inc.	1,580	441,784
NXP Semiconductors N.V.	9,904	1,236,118
Silicon Laboratories, Inc. (a)	1,527	149,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	14,287	$2,040,041
		$7,043,069
Energy - Independent – 0.6%
ConocoPhillips	15,566	$511,187
Diamondback Energy, Inc.	7,304	219,996
Pioneer Natural Resources Co.	3,341	287,293
Valero Energy Corp.	7,312	316,756
		$1,335,232
Energy - Integrated – 0.7%
Chevron Corp.	21,378	$1,539,216
Food & Beverages – 2.6%
Archer Daniels Midland Co.	12,466	$579,545
Coca-Cola Co.	7,570	373,731
Coca-Cola European Partners PLC	7,196	279,277
Hostess Brands, Inc. (a)	24,328	299,964
J.M. Smucker Co.	3,112	359,498
Mondelez International, Inc.	26,707	1,534,317
Nomad Foods Ltd. (a)	9,200	234,416
PepsiCo, Inc.	14,105	1,954,953
		$5,615,701
Food & Drug Stores – 1.6%
Grocery Outlet Holding Corp. (a)	17,726	$696,986
Wal-Mart Stores, Inc.	19,418	2,716,773
		$3,413,759
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	7,055	$653,152
Wyndham Hotels & Resorts, Inc.	11,778	594,789
		$1,247,941
General Merchandise – 0.9%
Dollar General Corp.	8,941	$1,874,212
Health Maintenance Organizations – 1.5%
Cigna Corp.	10,189	$1,726,119
Humana, Inc.	3,762	1,557,054
		$3,283,173
Insurance – 3.3%
AON PLC	11,764	$2,426,913
Arthur J. Gallagher & Co.	10,406	1,098,665
Assurant, Inc.	5,229	634,330
Chubb Ltd.	8,911	1,034,745
Everest Re Group Ltd.	1,405	277,544
Hartford Financial Services Group, Inc.	13,046	480,875
MetLife, Inc.	12,021	446,821
Reinsurance Group of America, Inc.	3,477	330,976
Third Point Reinsurance Ltd. (a)	35,683	247,997
		$6,978,866
Internet – 4.9%
Alphabet, Inc., “A” (a)(s)	4,079	$5,978,183
Facebook, Inc., “A” (a)	17,088	4,475,347
		$10,453,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	11,043	$1,440,118
Machinery & Tools – 1.8%
Cummins, Inc.	2,351	$496,437
Eaton Corp. PLC	7,213	735,943
IDEX Corp.	3,896	710,669
Ingersoll Rand, Inc. (a)	10,265	365,434
Roper Technologies, Inc.	2,310	912,704
Trane Technologies PLC	5,459	661,904
		$3,883,091
Major Banks – 3.2%
Bank of America Corp.	107,399	$2,587,242
Goldman Sachs Group, Inc.	10,066	2,022,964
PNC Financial Services Group, Inc.	12,732	1,399,374
Wells Fargo & Co.	36,561	859,549
		$6,869,129
Medical & Health Technology & Services – 1.8%
HMS Holdings Corp. (a)	13,456	$322,271
Livongo Health, Inc. (a)	1,653	231,503
McKesson Corp.	8,578	1,277,521
PRA Health Sciences, Inc. (a)	10,485	1,063,598
Quest Diagnostics, Inc.	7,844	898,060
		$3,792,953
Medical Equipment – 4.2%
Agilent Technologies, Inc.	10,986	$1,108,927
Becton, Dickinson and Co.	3,898	906,987
Boston Scientific Corp. (a)	42,478	1,623,084
Danaher Corp.	6,431	1,384,787
DexCom, Inc. (a)	642	264,652
Medtronic PLC	22,602	2,348,800
STERIS PLC	6,998	1,232,977
		$8,870,214
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc. (a)	3,999	$185,034
Enterprise Products Partners LP	20,792	328,305
		$513,339
Network & Telecom – 0.6%
Equinix, Inc., REIT	1,574	$1,196,445
Oil Services – 0.2%
Cactus, Inc., “A”	7,726	$148,262
ChampionX Corp. (a)	20,394	162,948
National Oilwell Varco, Inc.	15,738	142,586
		$453,796
Other Banks & Diversified Financials – 3.9%
Bank OZK	18,920	$403,374
Northern Trust Corp.	7,794	607,698
Prosperity Bancshares, Inc.	3,018	156,423
S&P Global, Inc.	2,181	786,469
SVB Financial Group (a)	1,088	261,794
Truist Financial Corp.	35,717	1,359,032
U.S. Bancorp	14,749	528,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	20,837	$4,166,775
		$8,270,317
Pharmaceuticals – 7.0%
Eli Lilly & Co.	19,290	$2,855,306
Johnson & Johnson	32,151	4,786,641
Merck & Co., Inc.	47,634	3,951,240
Zoetis, Inc.	19,865	3,285,075
		$14,878,262
Pollution Control – 0.1%
U.S. Ecology, Inc.	5,135	$167,760
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	5,111	$1,555,942
Kansas City Southern Co.	5,798	1,048,452
		$2,604,394
Real Estate – 1.9%
Broadstone Net Lease, Inc.	26,123	$438,344
EPR Properties, REIT	44,234	1,216,435
Industrial Logistics Properties Trust, REIT	21,996	481,053
Lexington Realty Trust, REIT	29,213	305,276
STORE Capital Corp., REIT	23,342	640,271
Sun Communities, Inc., REIT	1,940	272,783
W.P. Carey, Inc., REIT	10,317	672,256
		$4,026,418
Restaurants – 1.3%
Dunkin Brands Group, Inc.	7,522	$616,127
Starbucks Corp.	20,111	1,727,937
Texas Roadhouse, Inc.	7,328	445,469
		$2,789,533
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	2,556	$761,330
Corteva, Inc.	19,449	560,326
DuPont de Nemours, Inc.	12,090	670,753
Univar Solutions, Inc. (a)	15,159	255,884
		$2,248,293
Specialty Stores – 7.5%
Amazon.com, Inc. (a)(s)	3,497	$11,011,109
AutoZone, Inc. (a)	1,085	1,277,740
Burlington Stores, Inc. (a)	2,446	504,096
Home Depot, Inc.	6,554	1,820,111
Ross Stores, Inc.	11,057	1,031,839
Urban Outfitters, Inc. (a)	16,957	352,875
		$15,997,770
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	3,505	$847,264
SBA Communications Corp., REIT	2,901	923,910
T-Mobile USA, Inc. (a)	19,919	2,277,937
		$4,049,111
Telephone Services – 0.7%
Verizon Communications, Inc.	23,784	$1,414,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.5%
Philip Morris International, Inc.	12,972	$972,770
Trucking – 0.4%
Forward Air Corp.	6,395	$366,945
GFL Environmental, Inc.	21,512	457,345
		$824,290
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	12,463	$1,018,601
CenterPoint Energy, Inc.	19,982	386,652
CenterPoint Energy, Inc. (a)(z)	11,576	223,996
DTE Energy Co.	2,856	328,554
Duke Energy Corp.	4,719	417,915
Evergy, Inc.	7,946	403,816
Exelon Corp.	16,616	594,188
NextEra Energy, Inc.	5,624	1,560,997
PG&E Corp. (a)	20,838	195,669
Pinnacle West Capital Corp.	3,986	297,156
Southern Co.	8,601	466,346
Xcel Energy, Inc.	8,833	609,565
		$6,503,455
Total Common Stocks		$213,133,485
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	958,423	$958,423
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(36,652)	$(789,117)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(2,286)	$(380,619)
Trucking – (0.1)%
XPO Logistics, Inc.	(1,913)	$(161,955)
Total Securities Sold Short		$(1,331,691)

Other Assets, Less Liabilities – 0.0%		1,766
Net Assets – 100.0%		$212,761,983
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $958,423 and $213,133,485, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/20	$186,142	$223,996
% of Net assets			0.1%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At September 30, 2020, the fund had cash collateral of $25,136 and other liquid securities with an aggregate value of $3,039,405 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$207,304,624	$223,996	$—	$207,528,620
United Kingdom	2,355,460	—	—	2,355,460
Canada	2,013,287	—	—	2,013,287
Netherlands	1,236,118	—	—	1,236,118
Mutual Funds	958,423	—	—	958,423
Total	$213,867,912	$223,996	$—	$214,091,908
Securities Sold Short	$(1,331,691)	$—	$—	$(1,331,691)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,972,595	$25,813,327	$26,826,858	$(663)	$22	$958,423
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,659	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.